COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Company has entered into operating leases for certain office space some of which contain renewal options. As of December 31, 2012, future minimum lease payments under non-cancelable operating leases were as follows:

Years ending:
December 31, 2013	1,720,106
December 31, 2014	720,331
December 31, 2015	150,982
December 31, 2016	88,073

Total minimum lease payments	2,679,492

Rental expenses under operating leases amounted to $1,273,525, $1,576,523 and $1,862,918 for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitment to pay the use right of intellectual property

In May 2012, the Company entered into an agreement with a third party vendor under which the vendor would authorize the Company to use certain intellectual property. As of December 31, 2012, the Company had committed to pay non-refundable utilization fee of $16.1 million to this vendor for intellectual property to be received in 2013 and 2014.

Commitment to purchase software

In October 2012, the Company entered into an agreement with a third party vendor under which the vendor would license certain software to the Company. As of December 31, 2012, the Company had committed to pay non-refundable license and maintenance fee of $1.2 million to this vendor for software to be received in 2013.

Commitment to equity investment

In December 2012, the Company entered into an investment agreement with shareholders of a domestic R&D company pursuant to which the Company would invest RMB20 million (approximately $3.2 million) to have a non-controlling interest. In March 2013, the Company made payment of RMB13 million (approximately $2.1 million) to the investee.

Legal contingencies

The Company is a party to legal matters and claims that are normal in the course of its operations. The Company has received some notices of claims for infringement of certain intellectual property, but believes that the likelihood of losses arising from such claims is remote as of December 31, 2012. While the Company also believes that the ultimate outcome of these matters, except for those described in the following paragraphs, will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In November 2010, the Company submitted an arbitration application against a customer for breaching of its purchase commitment specified in certain sales agreements. In December 2010, the customer submitted a counter claim which requests the Company to compensate its losses, expenses and costs in the approximate amount of RMB11.2 million (US$1.7 million). The Company accrued a contingent loss of RMB5.6 million (approximately $0.8 million), being the amount of management's estimated probable loss, for the arbitration case. In October 2012, the Company received the verdict that claimed both the Company's and the customer's applications were overruled. Therefore, the Company reversed this RMB5.6 million (approximately $0.8 million) in 2012.

In December 2011, Spreadtrum Shanghai received an arbitration summons from the Beijing Arbitration Commission for a supplier (the "Supplier") alleging that Spreadtrum Shanghai had breached the terms of an agreement with the Supplier. The Supplier sought unpaid royalties, liquidated damages, and related fees and costs which, in the aggregate, had the Supplier prevail in the arbitration, would have been material to the Company's consolidated financial statements. No accrual for contingent liability was provided as of December 31, 2011, due to the early stage of the arbitration and the complexity and uncertainty surrounding the arbitration process at that time. In September 2012, Beijing Arbitration Commission issued its decision dismissing all of the Supplier's claims. In March 2013, the Supplier filed a petition with the Beijing Second Intermediate People's Court to cancel the arbitration decision issued by the Beijing Arbitration Commission. The petition is pending as of the date that these consolidated financial statements were approved for issue.

In December 2012, another supplier submitted an arbitration application to American Arbitration Association against the Company alleging that the Company had breached the terms of an agreement and that it was owed royalties relating to chipsets sold by the Company that it alleged contained the results of joint development work involving it and the Company. The supplier sought a declaratory judgment and damages plus interest, costs, and fees from the Company, which, in the aggregate, should the supplier prevail in the arbitration, would be material to the Company's consolidated financial statements. The Company filed a Statement of Defense and Counterclaim in January 2013. The Company estimates that an unfavorable outcome as probable and the estimated loss would be in the range from $4 million to $8 million. A probable contingent loss of $5.5 million has been accrued as of December 31, 2012.